Related Party Information - Schedule of Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Fiat Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 267	$ 226	$ 514	$ 446
Cost of goods sold	202	205	322	316
Selling, general and administrative expenses	83	91	135	144
Trade receivables	36		36		36
Trade payables	173		173		178
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	203	144	411	333
Cost of goods sold	149	127	273	256
Trade receivables	111		111		83
Trade payables	$ 180		$ 180		$ 162